ACCOUNTS RECEIVABLE - CECL Rates (Details)	6 Months Ended
Jun. 30, 2023
Current
ACCOUNTS RECEIVABLE
Historical loss rate	0.00%
Adjustment	0.44%
CECL rate	0.44%
31-60 days
ACCOUNTS RECEIVABLE
Historical loss rate	0.00%
Adjustment	0.89%
CECL rate	0.89%
61-90 days
ACCOUNTS RECEIVABLE
Historical loss rate	0.00%
Adjustment	1.33%
CECL rate	1.33%
91-180 days
ACCOUNTS RECEIVABLE
Historical loss rate	0.00%
Adjustment	1.37%
CECL rate	1.37%
181-365 days
ACCOUNTS RECEIVABLE
Historical loss rate	5.00%
Adjustment	2.74%
CECL rate	7.74%
Over 365 days
ACCOUNTS RECEIVABLE
Historical loss rate	20.00%
Adjustment	5.42%
CECL rate	25.42%